Basis of Presentation and Summary of Significant Accounting Policies (Details Narrative)	3 Months Ended		12 Months Ended
	Mar. 31, 2017 USD ($) Number shares	Mar. 31, 2016 shares	Dec. 31, 2016 USD ($) Number shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)
Number of operating segement | Number	2		2
Allowance for doubtful accounts | $	$ 94,184		$ 80,207	$ 203,270	$ 62,249
Number of potentially dilutive securities | shares	19,266,967	19,865,537	21,872,480	29,192,128
Salvage value of property, plant and equipment | $	$ 0		$ 0
Corporate [Member]
Assets held | $			$ 6,890,891	$ 7,213,955
Employee Stock Option [Member]
Number of potentially dilutive securities | shares	7,950,093	11,499,400	7,950,093	11,612,302
Warrant [Member]
Number of potentially dilutive securities | shares	11,316,874	8,366,137	13,922,387	16,567,326